S000067834 [Member] Expense Example, No Redemption - Ashmore Emerging Markets Equity ESG Fund	Oct. 31, 2025 USD ($)
Institutional Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 107
Expense Example, No Redemption, 3 Years	529
Expense Example, No Redemption, 5 Years	977
Expense Example, No Redemption, 10 Years	2,222
Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	648
Expense Example, No Redemption, 3 Years	1,110
Expense Example, No Redemption, 5 Years	1,598
Expense Example, No Redemption, 10 Years	2,938
Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	205
Expense Example, No Redemption, 3 Years	829
Expense Example, No Redemption, 5 Years	1,479
Expense Example, No Redemption, 10 Years	$ 3,062